Corporate Information	12 Months Ended
Mar. 31, 2025
Disclosure Of Corporate Information (Abstract)
Corporate Information
1.
Corporate information

ReNew Energy Global Plc (the Company or Parent) is a public limited company incorporated under the laws of England and Wales (company number 13220321). The Company was incorporated as a private limited company in the United Kingdom on February 23, 2021 and re-registered as a public limited company in the United Kingdom on May 12, 2021. The registered office of the Company is located at C/O Vistra (UK) Ltd Suite 3, 7th Floor, 50, Broadway, London, England, SW1H 0DB, United Kingdom. The Company’s shares trade on the NASDAQ under symbol "RNW". On December 11, 2024 the Company received a non-binding proposal from Abu Dhabi Future Energy Company PJSC-Masdar (“Masdar”), Canada Pension Plan Investment Board (“CPP Investments”), Platinum Hawk C 2019 RSC Limited as trustee for the Platinum Cactus A 2019 Trust (“Platinum Hawk”) (a wholly owned subsidiary of the Abu Dhabi Investment Authority, “ADIA”) and Sumant Sinha (the Founder, Chairman and CEO of ReNew) (Masdar, CPP Investments, Platinum Hawk and Sumant Sinha are collectively referred to as the “Consortium”) to acquire the entire issued and to be issued share capital of the Company not already owned by members of the Consortium, for cash consideration of US$7.07 per share. Further, the Consortium submitted a revised final non-binding offer dated July 2, 2025 to acquire the entire issued and to be issued share capital of the Company not already owned by members of the Consortium for cash consideration of US$8.00 per share.

At the time of receipt of the non-binding offer, the Company’s Board of Directors formed a Special Committee (“Special Committee”) to consider the non-binding proposal. The role of the Special Committee is to constructively explore and evaluate all strategic capitalization and financing opportunities available to the Company, including the proposal and offer received from the Consortium, and act in the interests of all investors. To assist in these efforts, the Special Committee has retained an independent financial advisor and independent legal counsel. If this Transaction were to be successfully completed, the Company will cease trading on the NASDAQ Stock Market of NASDAQ, Inc.; and be re-registered as an English private company limited by shares.

The consolidated financial statements comprise financial statements of the Company and its subsidiaries (collectively, the Group) were authorised for issue by the Company's Board of Directors on July 29, 2025.

ReNew Private Limited (RPL) is a private limited company domiciled and incorporated in India. The registered office of RPL is located at 138, Ansal Chamber - II Bhikaji Cama Place, New Delhi - 110066. The Group carries out business activities relating to generation of power through non-conventional and renewable energy sources and sale of modules and cells through RPL and its subsidiaries primarily in India.